Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Payments for acquisition of financial assets at FVTOCI	$ 87,787.5	$ 2,677.3	$ 62,752.0	$ 54,566.7
Payments for acquisition of property, plant and equipment	956,006.5	$ 29,155.4	949,816.8	1,082,672.1
Acquisition of financial assets at FVTOCI [Member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of financial assets at FVTOCI	88,415.9		62,779.0	45,126.2
Discontinuation of significant influence from investment accounted for using the equity method	0.0		(10.7)	0.0
Conversion of convertible bonds into equity securities	(387.6)		(145.1)	0.0
Payments for acquisition of financial assets at FVTOCI	87,787.5		62,752.0	54,566.7
Changes in accrued expenses and other current liabilities	(240.8)		128.8	9,440.5
Disposal of financial assets at FVTOCI [Member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	124.4		351.7	1,832.5
Disposal of financial assets at FVTOCI	67,560.1		35,346.9	43,130.9
Proceeds from disposal of financial assets at FVTOCI	67,684.5		35,698.6	44,963.4
Classes of property, plant and equipment [domain]
Disclosure of detailed information about non-cash transaction [line items]
Additions of property, plant and equipment	798,507.4		897,557.1	1,139,892.1
Changes in other receivables	140,289.7		44.5	5,730.1
Exchange of assets	(109.3)		(78.0)	(275.6)
Changes in accrued expenses and other current liabilities	44,612.1		17,832.8	630.6
Changes in payables to contractors and equipment suppliers	(17,988.1)		40,750.2	(60,638.2)
Transferred to initial carrying amount of hedged items	5.0		39.9	0.0
Capitalized interests	(9,310.3)		(6,329.7)	(2,666.9)
Payments for acquisition of property, plant and equipment	$ 956,006.5		$ 949,816.8	$ 1,082,672.1